Income Tax (Details) - Schedule of valuation allowance $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Valuation Allowance Abstract
Beginning balance	$ 15,816
Additions	6,650
Ending balance	$ 22,466